Oct. 01, 2018
Bridge Builder Municipal Bond Fund
Bridge Builder Municipal Bond Fund
BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund

(the “Fund”)

Supplement dated October 1, 2018

to the Prospectus dated October 28, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

2.   The fifth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser currently allocates Fund assets to the following Sub-advisers: BlackRock Investment Management, LLC (“BlackRock”), FIAM LLC (“FIAM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wells Capital Management, Inc. (“WellsCap”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

3.   The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Municipal Bond Fund”:

BlackRock’s Principal Investment Strategies

BlackRock takes a top-down, bottom-up approach with a flexible investment framework in managing its allocated portion of the Fund’s assets. The investment process begins with setting a macro outlook and broad strategy guidelines around credit, duration, yield curve, structure, and liquidity. Portfolio management works closely with BlackRock’s credit research team to determine which sectors of the municipal market provide the most value and should be overweight and which should be underweight. Once a sector view is established, BlackRock’s credit research team works to identify securities that provide the best risk reward profile. BlackRock’s security selection process is based on its relative value outlook and the quantitative assessment of the security and portfolio. In managing its allocated portion of the Fund’s assets, BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation. BlackRock will generally invest its allocated portion in investment grade municipal securities. The allocated portion will have a duration within a band of +/- 2 years of the duration of the Bloomberg Barclays Municipal Bond Index.